Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Miscellaneous current assets [abstract]
Air	$ 340,949	$ 183,326
Operating, product and administration costs	90,529	66,665
Commissions	80,578	53,863
Credit card fees	60,697	47,458
Debt transaction costs	30,568	29,073
Forward foreign currency contracts	26,484	40,615
Advertising	19,092	15,040
Cash deposits	11,019	20,000
Other	30,727	5,186
Total	$ 690,643	$ 461,226